Acquisitions of business operations (Tables)	12 Months Ended
Dec. 31, 2025
Gracell
Disclosure of detailed information about business combination [line items]
Schedule of fair values in business combination

Fair value
$m
Intangible assets	1,038
Cash and cash equivalents[1]	212
Net deferred tax liability	(260)
Other immaterial net balances	(89)
Total net assets acquired	901
Goodwill	136
Consideration	1,037

1	Cash and cash equivalents acquired includes $3m relating to marketable securities.

Fusion
Disclosure of detailed information about business combination [line items]
Schedule of fair values in business combination

Fair value
$m
Intangible assets	1,326
Cash and cash equivalents	30
Current investments	87
Net deferred tax liability	(246)
Other immaterial net balances	51
Total net assets acquired	1,248
Goodwill	947
Consideration	2,195